Supplemental Guarantor/Non-Guarantor Financial Information (CPE Resources only)	12 Months Ended
Dec. 31, 2013
Supplemental Guarantor/Non-Guarantor Financial Information (CPE Resources only)
Supplemental Guarantor/Non-Guarantor Financial Information (CPE Resources only)

26.  Supplemental Guarantor/Non-Guarantor Financial Information (CPE Inc. only)

As discussed in Note 25, as of December 31, 2013, the Guarantor Subsidiaries have fully and unconditionally guaranteed the senior notes on a joint and several basis.  Subsequent to December 31, 2013, CPE Inc. expects to provide a full and unconditional parent guarantee on the senior notes and on any debt securities to be issued by CPE Resources in the future.  The parent guarantee and subsidiary guarantees are expected to be provided on a joint and several basis.

Separate financial statements and other disclosures concerning CPE Inc. are provided elsewhere herein.  Separate financial statements and other disclosures concerning the Guarantor Subsidiaries are not presented because management believes that such information is not currently and is not expected to be material to the holders of CPE Resources’s debt securities.  The following historical financial statement information is provided for the Parent Guarantor/Guarantor Subsidiaries/Non-Guarantor Subsidiaries:

Supplemental Condensed Consolidating Statement of Operations and Comprehensive Income

(in thousands)

	Year Ended December 31, 2013
	Parent Guarantor (CPE Inc.)	Issuing Company (CPE Resources)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$9,535	$13	$1,374,610	$21,474	$(9,535)	$1,396,097
Costs and expenses
Cost of product sold (exclusive of depreciation, depletion, amortization and accretion, shown separately)	—	87	1,113,988	22,243	—	1,136,318
Depreciation and depletion	—	2,679	102,329	(4,485)	—	100,523
Accretion	—	—	11,328	4,014	—	15,342
Derivative financial instruments	—	—	(25,611)	—	—	(25,611)
Selling, general and administrative expenses	9,570	728	52,302	—	(9,535)	53,066
Other operating costs	—	3,067	1,010	—	—	4,077
Total costs and expenses	9,570	6,561	1,255,346	21,772	(9,535)	1,283,715
Operating income (loss)	(35)	(6,548)	119,264	(298)	—	112,382
Other income (expense)
Interest income	—	440	—	—	—	440
Interest expense	—	(39,410)	(1,890)	(365)	—	(41,665)
Tax agreement expense	(10,515)	—	—	—	—	(10,515)
Other, net	(226)	(395)	2,516	529	—	2,423
Total other income (expense)	(10,741)	(39,365)	626	164	—	(49,317)
Income (loss) before income tax provision and earnings (losses) from affiliates	(10,776)	(45,913)	119,890	(134)	—	63,065
Income tax provision	3,850	15,645	(32,473)	1,348	—	(11,629)
Earnings from unconsolidated affiliates, net of tax	—	23	512	—	—	535
Earnings from consolidated affiliates, net of tax	58,898	89,143	1,214	—	(149,255)	—
Net income	51,971	58,898	89,143	1,214	(149,255)	51,971

Other comprehensive income
Retiree medical plan amortization of prior service costs	1,775	1,775	1,775	—	(3,550)	1,775
Retiree medical plan adjustment	10,824	10,824	10,824	—	(21,648)	10,824
Decker pension adjustment	3,199	3,199	3,199	3,199	(9,597)	3,199
Income taxes on retiree medical plan adjustments	(5,616)	(5,616)	(5,616)	(1,185)	12,417	(5,616)
Other comprehensive income	10,182	10,182	10,182	2,014	(22,378)	10,182
Total comprehensive income	$62,153	$69,080	$99,325	$3,228	$(171,633)	$62,153

	Year Ended December 31, 2012
	Parent Guarantor (CPE Inc.)	Issuing Company (CPE Resources)	Subsidiary Guarantors	Non- Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$8,076	$—	$1,494,597	$22,176	$(8,076)	$1,516,772
Costs and expenses
Cost of product sold (exclusive of depreciation, depletion, amortization and accretion, shown separately)	—	(12)	1,103,013	29,397	—	1,132,399
Depreciation and depletion	—	2,403	89,554	2,618	—	94,575
Accretion	—	—	9,852	3,336	—	13,189
Derivative financial instruments	—	—	(22,754)	—	—	(22,754)
Selling, general and administrative expenses	8,076	742	53,808	—	(8,076)	54,548
Other operating costs	—	—	2,949	—	—	2,949
Total costs and expenses	8,076	3,133	1,236,422	35,352	(8,076)	1,274,906
Operating income (loss)	—	(3,133)	258,175	(13,176)	—	241,866
Other income (expense)
Interest income	—	1,086	—	—	—	1,086
Interest expense	(312)	(33,963)	(1,991)	(63)	—	(36,327)
Tax agreement benefit	29,000	—	—	—	—	29,000
Other, net	—	—	(847)	—	—	(847)
Total other income (expense)	28,688	(32,877)	(2,838)	(62)	—	(7,088)
Income (loss) before income tax provision and earnings (losses) from affiliates	28,688	(36,010)	255,337	(13,238)	—	234,778
Income tax provision	(10,578)	32,134	(89,142)	4,972	—	(62,614)
Earnings from unconsolidated affiliates, net of tax	—	17	1,539	—	—	1,556
Earnings (losses) from consolidated affiliates, net of tax	155,609	159,468	(8,266)	—	(306,811)	—
Net income (loss)	173,720	155,609	159,468	(8,266)	(306,811)	173,720

Other comprehensive income (loss)
Retiree medical plan amortization of prior service costs	1,575	1,575	1,575	—	(3,150)	1,575
Retiree medical plan adjustment	(4,665)	(4,665)	(4,665)	—	9,330	(4,665)
Decker pension adjustment	204	204	204	204	(612)	204
Income taxes on retiree medical plan adjustments	1,039	1,039	1,039	(73)	(2,005)	1,039
Other comprehensive income (loss)	(1,847)	(1,847)	(1,847)	131	3,563	(1,847)
Total comprehensive income (loss)	$171,873	$153,762	$157,621	$(8,135)	$(303,248)	$171,873

	Year Ended December 31, 2011
	Parent Guarantor (CPE Inc.)	Issuing Company (CPE Resources)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$7,254	$1	$1,529,846	$23,814	$(7,254)	$1,553,661
Costs and expenses
Cost of product sold (exclusive of depreciation, depletion, amortization and accretion, shown separately)	—	192	1,125,340	25,585	—	1,151,117
Depreciation and depletion	—	2,027	80,689	4,411	—	87,127
Accretion	—	—	8,539	3,930	—	12,469
Derivative financial instruments	—	—	(2,275)	—	—	(2,275)
Selling, general and administrative expenses	7,254	811	50,250	—	(7,254)	51,061
Other operating costs	—	—	1,419	—	—	1,419
Total costs and expenses	7,254	3,030	1,263,962	33,926	(7,254)	1,300,918
Operating income (loss)	—	(3,029)	265,884	(10,112)	—	252,743
Other income (expense)
Interest income	—	590	1	1	—	592
Interest expense	(104)	(32,772)	(932)	(58)	—	(33,866)
Tax agreement expense	(19,854)	—	—	—	—	(19,854)
Other, net	—	—	(170)	—	—	(170)
Total other income (expense)	(19,959)	(32,182)	(1,101)	(57)	—	(53,298)
Income (loss) before income tax provision and earnings (losses) from affiliates	(19,959)	(35,211)	264,783	(10,169)	—	199,445
Income tax provision	8,536	83,425	(106,956)	3,548	—	(11,449)
Earnings from unconsolidated affiliates, net of tax	—	21	1,780	—	—	1,801
Earnings (losses) from consolidated affiliates, net of tax	201,221	152,986	(6,621)	—	(347,586)	—
Net income (loss)	189,797	201,221	152,986	(6,621)	(347,586)	189,797

Other comprehensive income (loss)
Retiree medical plan amortization of prior service costs	1,305	1,305	1,305	—	(2,610)	1,305
Retiree medical plan adjustment	(5,602)	(5,602)	(5,602)	—	11,204	(5,602)
Decker pension adjustment	(1,885)	(1,885)	(1,885)	(1,885)	5,655	(1,885)
Income taxes on retiree medical plan adjustments	2,226	2,226	2,225	678	(5,129)	2,226
Other comprehensive income (loss)	(3,956)	(3,956)	(3,956)	(1,207)	9,119	(3,956)
Total comprehensive income (loss)	$185,841	$197,265	$149,030	$(7,828)	$(338,467)	$185,841

Supplemental Condensed Consolidating Balance Sheet

(in thousands)

	December 31, 2013
	Parent Guarantor (CPE Inc.)	Issuing Company (CPE Resources)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$—	$226,993	$496	$4,144	$—	$231,633
Investments in marketable securities	—	80,687	—	—	—	80,687
Accounts receivable	—	—	12,799	61,269	—	74,068
Due from related parties	—	—	541,997	—	(541,255)	742
Inventories, net	—	6,193	70,206	3,745	—	80,144
Deferred income taxes	4,960	—	13,372	12	(18)	18,326
Derivative financial instruments	—	—	26,420	—	—	26,420
Other assets	8,715	—	10,729	97	—	19,541
Total current assets	13,675	313,873	676,019	69,267	(541,273)	531,561
Noncurrent assets
Property, plant and equipment, net	—	9,301	1,644,679	34	—	1,654,014
Goodwill	—	—	35,634	—	—	35,634
Deferred income taxes	33,087	35,994	10,938	11,342	—	91,361
Investments and other assets	1,068,318	1,800,258	—	—	(2,823,721)	44,855
Total assets	$1,115,080	$2,159,426	$2,367,270	$80,643	$(3,364,994)	$2,357,425

LIABILITIES AND MEMBER’S EQUITY
Current liabilities
Accounts payable	$—	$2,378	$55,472	$1,196	$—	$59,046
Royalties and production taxes	—	—	129,158	2,758	—	131,917
Accrued expenses	3,245	2,087	35,652	480	—	41,463
Due to related parties	6,191	489,645	—	45,419	(541,255)	—
Current portion of federal coal lease obligations	—	—	58,958	—	—	58,958
Other liabilities	—	54	1,493	966	—	2,513
Current portion of tax agreement liability	13,504	—	—	—	—	13,504
Current deferred income taxes	—	18	—	—	(18)	—
Total current liabilities	22,940	494,182	280,733	50,819	(541,273)	307,401
Noncurrent liabilities
Tax receivable liability, net of current portion	90,091	—	—	—	—	90,091
Senior notes	—	596,974	—	—	—	596,974
Federal coal lease obligations, net of current portion	—	—	63,970	—	—	63,970
Asset retirement obligations, net of
current portion	—	—	175,275	70,806	—	246,081
Other liabilities	—	—	62,400	3,142	(14,683)	50,859
Total liabilities	113,031	1,091,156	582,378	124,767	(555,956)	1,355,376
Commitments and Contingencies (Note 16)

Total equity	1,002,049	1,068,270	1,784,892	(44,124)	(2,809,038)	1,002,049
Total liabilities and equity	$1,115,080	$2,159,426	$2,367,270	$80,643	$(3,364,994)	$2,357,425

	December 31, 2012
	Parent Guarantor (CPE Inc.)	Issuing Company (CPE Resources)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$—	$195,076	$—	$2,615	$—	$197,691
Investments in marketable securities	—	80,341	—	—	—	80,341
Accounts receivable	—	—	74,008	2,108	—	76,117
Due from related parties	12,554	—	385,102	42	(396,137)	1,561
Inventories, net	—	6,741	71,312	3,622	—	81,675
Deferred income taxes	7,015	—	21,124	—	(27)	28,112
Derivative financial instruments	—	138	13,647	—	—	13,785
Other assets	289	7	16,100	117	—	16,513
Total current assets	19,858	282,303	581,293	8,504	(396,163)	495,795
Noncurrent assets
Property, plant and equipment, net	—	9,239	1,666,020	3,035	—	1,678,294
Goodwill	—	—	35,634	—	—	35,634
Deferred income taxes	34,939	22,807	24,650	18,679	—	101,075
Investments and other assets	999,239	1,682,267	—	4,470	(2,645,451)	40,525
Total assets	$1,054,036	$1,996,616	$2,307,597	$34,688	$(3,041,614)	$2,351,323

LIABILITIES AND MEMBER’S EQUITY
Current liabilities
Accounts payable	$18	$2,558	$45,896	$1,117	$—	$49,589
Royalties and production taxes	—	—	126,726	2,625	—	129,351
Accrued expenses	6,457	2,087	41,529	292	—	50,364
Due to related parties	—	396,137	—	—	(396,137)	—
Current portion of federal coal lease obligations	—	—	63,191	—	—	63,191
Other liabilities	—	76	1,754	966	(27)	2,770
Current portion of tax agreement liability	19,485	—	—	—	—	19,485
Total current liabilities	25,960	400,858	279,096	5,001	(396,165)	314,750
Noncurrent liabilities
Tax receivable liability, net of current portion	97,053	—	—	—	—	97,053
Senior notes	—	596,506	—	—	—	596,506
Federal coal lease obligations, net of current portion	—	—	122,928	—	—	122,928
Asset retirement obligations, net of current portion	—	—	164,626	74,365	—	238,991
Other liabilities	—	61	77,655	5,806	(33,449)	50,073
Total liabilities	123,013	997,425	644,305	85,172	(429,614)	1,420,301
Commitments and Contingencies (Note 16)
Total equity	931,022	999,190	1,663,293	(50,484)	(2,611,999)	931,022
Total liabilities and equity	$1,054,036	$1,996,615	$2,307,598	$34,688	$(3,041,614)	$2,351,323

Supplemental Condensed Consolidated Statement of Cash Flows

(in thousands)

	Year Ended December 31, 2013
	Parent Guarantor (CPE Inc.)	Issuing Company (CPE Resources)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(240)	$37,369	$149,691	$(6,080)	$—	$180,740

Investing activities
Purchases of property, plant and equipment	—	(5,085)	(41,692)	(3)	—	(46,780)
Cash paid for capitalized interest	—	—	(33,230)	—	—	(33,230)
Investments in marketable securities	—	(64,357)	—	—	—	(64,357)
Maturity and redemption of investments	—	64,011	—	—	—	64,011
Investment in development projects	—	—	(6,247)	—	—	(6,247)
Partnership escrow return	—	—	—	4,468	—	4,468
Contributions made to subsidiary	—	—	(7,600)	—	7,600	—
Distributions from subsidiary	—	—	4,468	—	(4,468)	—
Other	—	(21)	126	12	—	117
Net cash provided by (used in) investing activities	—	(5,452)	(84,175)	4,477	3,132	(82,018)

Financing activities
Principal payments on federal coal leases	—	—	(63,191)	—	—	(63,191)
Payment of debt issuance costs	—	—	(1,039)	—	—	(1,039)
Contributions received from parent	—	—	—	7,600	(7,600)	—
Distributions made to parent	—	—	—	(4,468)	4,468	—
Other	240	—	(790)	—	—	(550)
Net cash provided by (used in) financing activities	240	—	(65,020)	3,132	(3,132)	(64,780)
Net increase in cash and cash equivalents	—	31,917	496	1,529	—	33,942
Cash and cash equivalents at beginning of year	—	195,076	—	2,615	—	197,691
Cash and cash equivalents at the end of year	$—	$226,993	$496	$4,144	$—	$231,633

	Year Ended December 31, 2012
	Parent Guarantor (CPE Inc.)	Issuing Company (CPE Resources)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(114)	$36,458	$219,458	$(8,447)	$—	$247,355

Investing activities
Acquisition of Youngs Creek and CX Ranch coal and land assets	—	—	(300,377)	—	—	(300,377)
Purchases of property, plant and equipment	—	(8,175)	(45,185)	(190)	—	(53,550)
Cash paid for capitalized interest	—	—	(50,119)	—	—	(50,119)
Investment in marketable securities	—	(67,576)	—	—	—	(67,576)
Maturity and redemption of investments	—	62,463	—	—	—	62,463
Investment in development projects	—	—	(7,389)	—	—	(7,389)
Return of restricted cash	—	71,244	—	—	—	71,244
Partnership escrow deposit	—	—	—	(4,470)	—	(4,470)
Contributions made to subsidiary	—	(300,377)	(12,570)	—	312,947	—
Other	49	(47)	1,907	—	—	1,909
Net cash provided by (used in) investing activities	49	(242,468)	(413,733)	(4,660)	312,947	(347,865)

Financing activities
Principal payments on federal coal leases	—	—	(102,198)	—	—	(102,198)
Contributions received from parent	—	—	300,377	12,570	(312,947)	—
Other	65	—	(3,906)	—	—	(3,841)
Net cash provided by (used in) financing activities	65	—	194,273	12,570	(312,947)	(106,039)
Net decrease in cash and cash equivalents	—	(206,010)	(2)	(537)	—	(206,549)
Cash and cash equivalents at the beginning of year	—	401,087	2	3,151	—	404,240
Cash and cash equivalents at the end of year	$—	$195,076	$—	$2,615	$—	$197,691

	Year Ended December 31, 2011
	Parent Guarantor (CPE Inc.)	Issuing Company (CPE Resources)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(163)	$55,508	$247,529	$(6,090)	$—	$296,784

Investing activities
Purchases of property, plant and equipment	—	(9,721)	(98,804)	(208)	—	(108,733)
Cash paid for capitalized interest	—	—	(33,989)	—	—	(33,989)
Purchases of marketable securities	—	(75,228)	—	—	—	(75,228)
Initial payment on federal coal leases	—	—	(69,407)	—	—	(69,407)
Return of restricted cash	—	110,972	—	—	—	110,972
Distributions received from subsidiary	—	—	8,637	—	(8,637)	—
Other	—	—	713	—	—	713
Net cash provided by (used in) investing activities	—	26,023	(192,850)	(208)	(8,637)	(175,672)

Financing activities
Principal payments on federal coal leases	—	—	(54,630)	—	—	(54,630)
Distributions made to parent	162	(162)	—	(8,637)	8,637	—
Other	—	(2,292)	(51)	—	—	(2,343)
Net cash provided by (used in) financing activities	162	(2,454)	(54,681)	(8,637)	8,637	(56,973)
Net increase (decrease) in cash and cash equivalents	(1)	79,077	(2)	(14,935)	—	64,139
Cash and cash equivalents at beginning of period	1	322,010	4	18,086	—	340,101
Cash and cash equivalents at the end of year	$—	$401,087	$2	$3,151	$—	$404,240

CPE Resources
Supplemental Guarantor/Non-Guarantor Financial Information (CPE Resources only)
Supplemental Guarantor/Non-Guarantor Financial Information (CPE Resources only)

25.  Supplemental Guarantor/Non-Guarantor Financial Information (CPE Resources only)

In accordance with the indenture governing the senior notes, certain wholly-owned U.S. subsidiaries of CPE Resources (the “Guarantor Subsidiaries”) have fully and unconditionally guaranteed these senior notes on a joint and several basis.  These guarantees of either series of senior notes are subject to release in the following customary circumstances:

•                        a sale or other disposition (including by way of consolidation or merger or otherwise) of the Guarantor Subsidiary or the sale or disposition of all or substantially all the assets of the Guarantor Subsidiary (other than to the CPE Resources or a Restricted Subsidiary (as defined in the indenture) of CPE Resources) otherwise permitted by the indenture,

•                        a sale of the majority of the capital stock of a Guarantor Subsidiary to a third person otherwise permitted by the indenture, after which the applicable Guarantor Subsidiary is no longer a Restricted Subsidiary,

•                        upon a liquidation or dissolution of a Guarantor Subsidiary so long as no default under the indenture occurs as a result thereof,

•                        the designation by CPE Resources in accordance with the indenture of the Guarantor Subsidiary as an Unrestricted Subsidiary or the Guarantor Subsidiary otherwise ceases to be a Restricted Subsidiary of CPE Resources in accordance with the indenture,

•                        defeasance or discharge of such series of senior notes or

•                        the release, other than the discharge through payment by the Guarantor Subsidiary, of all other guarantees by such Restricted Subsidiary of Debt (as defined in the indenture) of CPE Resources or the co-issuer of the senior notes.

Separate financial statements and other disclosures concerning the Guarantor Subsidiaries are not presented because management believes that such information is not material to the senior note holders.  The following historical financial statement information is provided for the Guarantor/Non-Guarantor Subsidiaries:

Supplemental Condensed Consolidating Statement of Operations and Comprehensive Income

(in thousands)

	Year Ended December 31, 2013
	Parent Company (CPE Resources)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$13	$1,374,610	$21,474	$—	$1,396,097
Costs and expenses
Cost of product sold (exclusive of depreciation, depletion, amortization and accretion, shown separately)	87	1,113,988	22,243	—	1,136,318
Depreciation and depletion	2,679	102,329	(4,485)	—	100,523
Accretion	—	11,328	4,014	—	15,342
Derivative financial instruments	—	(25,611)	—	—	(25,611)
Selling, general and administrative expenses	728	52,302	—	—	53,031
Other operating costs	3,067	1,010	—	—	4,077
Total costs and expenses	6,561	1,255,346	21,772	—	1,283,680
Operating income (loss)	(6,548)	119,264	(298)	—	112,417
Other income (expense)
Interest income	440	—	—	—	440
Interest expense	(39,410)	(1,890)	(365)	—	(41,665)
Other, net	(395)	2,516	529	—	2,650
Total other expense	(39,365)	626	164	—	(38,575)
Income (loss) before income tax provision and earnings (losses) from affiliates	(45,913)	119,890	(134)	—	73,842
Income tax provision	15,645	(32,473)	1,348	—	(15,479)
Earnings from unconsolidated affiliates, net of tax	23	512	—	—	535
Earnings (losses) from consolidated affiliates, net of tax	89,143	1,214	—	(90,357)	—
Net income (loss)	58,898	89,143	1,214	(90,357)	58,898

Other comprehensive income
Retiree medical plan amortization of prior service costs	1,775	1,775	—	(1,775)	1,775
Retiree medical plan adjustment	10,824	10,824	—	(10,824)	10,824
Decker pension adjustment	3,199	3,199	3,199	(6,398)	3,199
Income taxes on retiree medical plan adjustments	(5,616)	(5,616)	(1,185)	6,801	(5,616)
Other comprehensive income (loss)	10,182	10,182	2,014	(12,196)	10,182
Total comprehensive income (loss)	$69,080	$99,325	$3,228	$(102,553)	$69,080

	Year Ended December 31, 2012
	Parent Company (CPE Resources)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$—	$1,494,597	$22,176	$—	$1,516,772
Costs and expenses
Cost of product sold (exclusive of depreciation, depletion, amortization and accretion, shown separately)	(12)	1,103,013	29,397	—	1,132,399
Depreciation and depletion	2,403	89,554	2,618	—	94,575
Accretion	—	9,852	3,336	—	13,189
Derivative financial instruments	—	(22,754)	—	—	(22,754)
Selling, general and administrative expenses	742	53,808	—	—	54,548
Other operating costs	—	2,949	—	—	2,949
Total costs and expenses	3,133	1,236,422	35,352	—	1,274,906
Operating income (loss)	(3,133)	258,175	(13,176)	—	241,866
Other income (expense)
Interest income	1,086	—	—	—	1,086
Interest expense	(33,963)	(1,991)	(63)	—	(36,016)
Other, net	—	(847)	—	—	(847)
Total other expense	(32,877)	(2,838)	(62)	—	(35,777)
Income (loss) before income tax provision and earnings (losses) from affiliates	(36,010)	255,337	(13,238)	—	206,089
Income tax provision	32,134	(89,142)	4,972	—	(52,036)
Earnings from unconsolidated affiliates, net of tax	17	1,539	—	—	1,556
Earnings (losses) from consolidated affiliates, net of tax	159,468	(8,266)	—	(151,202)	—
Net income (loss)	155,609	159,468	(8,266)	(151,202)	155,609

Other comprehensive income
Retiree medical plan amortization of prior service costs	1,575	1,575	—	(1,575)	1,575
Retiree medical plan adjustment	(4,665)	(4,665)	—	4,665	(4,665)
Decker pension adjustment	204	204	204	(408)	204
Income taxes on retiree medical plan adjustments	1,039	1,039	(73)	(966)	1,039
Other comprehensive income (loss)	(1,847)	(1,847)	131	1,716	(1,847)
Total comprehensive income (loss)	$153,762	$157,621	$(8,135)	$(149,486)	$153,762

	Year Ended December 31, 2011
	Parent Company (CPE Resources)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Revenue	$1	$1,529,846	$23,814	$—	$1,553,661
Costs and expenses
Cost of product sold (exclusive of depreciation, depletion, amortization and accretion, shown separately)	192	1,125,340	25,585	—	1,151,117
Depreciation and depletion	2,027	80,689	4,411	—	87,127
Accretion	—	8,539	3,930	—	12,469
Derivative financial instruments	—	(2,275)	—	—	(2,275)
Selling, general and administrative expenses	811	50,250	—	—	51,061
Other operating costs	—	1,419	—	—	1,419
Total costs and expenses	3,030	1,263,962	33,926	—	1,300,918
Operating income (loss)	(3,029)	265,884	(10,112)	—	252,743
Other income (expense)
Interest income	590	1	1	—	592
Interest expense	(32,772)	(932)	(58)	—	(33,762)
Other, net	—	(170)	—	—	(170)
Total other expense	(32,182)	(1,101)	(57)	—	(33,340)
Income (loss) before income tax provision and earnings (losses) from affiliates	(35,211)	264,783	(10,169)	—	219,403
Income tax provision	83,425	(106,956)	3,548	—	(19,983)
Earnings from unconsolidated affiliates, net of tax	21	1,780	—	—	1,801
Earnings (losses) from consolidated affiliates, net of tax	152,986	(6,621)	—	(146,365)	—
Net income (loss)	201,221	152,986	(6,621)	(146,365)	201,221

Other comprehensive income
Retiree medical plan amortization of prior service costs	1,305	1,305	—	(1,305)	1,305
Retiree medical plan adjustment	(5,602)	(5,602)	—	5,602	(5,602)
Decker pension adjustment	(1,885)	(1,885)	(1,885)	3,770	(1,885)
Income taxes on retiree medical plan adjustments	2,226	2,225	678	(2,903)	2,226
Other comprehensive income (loss)	(3,956)	(3,957)	(1,207)	5,164	(3,956)
Total comprehensive income (loss)	$197,265	$149,029	$(7,828)	$(141,201)	$197,265

Supplemental Condensed Consolidating Balance Sheet

(in thousands)

	December 31, 2013
	Parent Company (CPE Resources)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$226,993	$496	$4,144	$—	$231,633
Investments in marketable securities	80,687	—	—	—	80,687
Accounts receivable	—	12,799	61,269	—	74,068
Due from related parties	—	541,997	—	(535,064)	6,933
Inventories, net	6,193	70,206	3,745	—	80,144
Deferred income taxes	—	13,372	12	(18)	13,366
Derivative financial instruments	—	26,420	—	—	26,420
Other assets	—	10,729	97	—	10,826
Total current assets	313,873	676,019	69,267	(535,082)	524,077
Noncurrent assets
Property, plant and equipment, net	9,301	1,644,679	34	—	1,654,014
Goodwill	—	35,634	—	—	35,634
Deferred income taxes	35,994	10,938	11,342	—	58,274
Investments and other assets	1,800,258	—	—	(1,755,451)	44,807
Total assets	$2,159,426	$2,367,270	$80,643	$(2,290,533)	$2,316,806

LIABILITIES AND MEMBER’S EQUITY
Current liabilities
Accounts payable	$2,378	$55,472	$1,196	$—	$59,046
Royalties and production taxes	—	129,158	2,758	—	131,917
Accrued expenses	2,087	35,652	480	—	38,218
Due to related parties	489,645	—	45,419	(535,064)	—
Current portion of federal coal lease obligations	—	58,958	—	—	58,958
Other liabilities	54	1,493	966	—	2,513
Current deferred income taxes	18	—	—	(18)	—
Total current liabilities	494,182	280,733	50,819	(535,082)	290,652
Noncurrent liabilities
Senior notes	596,974	—	—	—	596,974
Federal coal lease obligations, net of current portion	—	63,970	—	—	63,970
Asset retirement obligations, net of current portion	—	175,275	70,806	—	246,081
Other liabilities	—	62,400	3,142	(14,683)	50,859
Total liabilities	1,091,156	582,378	124,767	(549,765)	1,248,536
Commitments and Contingencies (Note 16)

Total member’s equity	1,068,270	1,784,892	(44,124)	(1,740,768)	1,068,270
Total liabilities and member’s equity	$2,159,426	$2,367,270	$80,643	$(2,290,533)	$2,316,806

	December 31, 2012
	Parent Company (CPE Resources)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$195,076	$—	$2,615	$—	$197,691
Investments in marketable securities	80,341	—	—	—	80,341
Accounts receivable	—	74,008	2,108	—	76,117
Due from related parties	—	385,102	42	(383,583)	1,561
Inventories, net	6,741	71,312	3,622	—	81,675
Deferred income taxes	—	21,124	—	(28)	21,096
Derivative financial instruments	138	13,647	—	—	13,785
Other assets	7	16,100	117	—	16,224
Total current assets	282,303	581,293	8,504	(383,610)	488,490
Noncurrent assets
Property, plant and equipment, net	9,239	1,666,020	3,035	—	1,678,294
Goodwill	—	35,634	—	—	35,634
Deferred income taxes	22,807	24,650	18,679	—	66,136
Investments and other assets	1,682,267	—	4,470	(1,646,259)	40,478
Total assets	$1,996,616	$2,307,597	$34,688	$(2,029,869)	$2,309,032

LIABILITIES AND MEMBER’S EQUITY
Current liabilities
Accounts payable	$2,558	$45,896	$1,117	$—	$49,571
Royalties and production taxes	—	126,726	2,625	—	129,351
Accrued expenses	2,087	41,529	292	—	43,908
Due to related parties	396,137	—	—	(383,583)	12,554
Current portion of federal coal lease obligations	—	63,191	—	—	63,191
Other liabilities	76	1,754	966	(27)	2,769
Total current liabilities	400,858	279,096	5,001	(383,611)	301,344
Noncurrent liabilities
Senior notes	596,506	—	—	—	596,506
Federal coal lease obligations, net of current portion	—	122,928	—	—	122,928
Asset retirement obligations, net of current portion	—	164,626	74,365	—	238,991
Other liabilities	61	77,655	5,806	(33,449)	50,073
Total liabilities	997,425	644,305	85,172	(417,060)	1,309,842
Commitments and Contingencies (Note 16)
Total member’s equity	999,190	1,663,293	(50,484)	(1,612,809)	999,190
Total liabilities and member’s equity	$1,996,615	$2,307,598	$34,688	$(2,029,869)	$2,309,032

Supplemental Condensed Consolidated Statement of Cash Flows

(in thousands)

	Year Ended December 31, 2013
	Parent Company (CPE Resources)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$37,369	$149,691	$(6,080)	$—	$180,980

Investing activities
Purchases of property, plant and equipment	(5,085)	(41,692)	(3)	—	(46,780)
Cash paid for capitalized interest	—	(33,230)	—	—	(33,230)
Investments in marketable securities	(64,357)	—	—	—	(64,357)
Maturity and redemption of investments	64,011	—	—	—	64,011
Investment in development projects	—	(6,247)	—	—	(6,247)
Partnership escrow return	—	—	4,468	—	4,468
Contributions made to subsidiary	—	(7,600)	—	7,600	—
Distributions from subsidiary	—	4,468	—	(4,468)	—
Other	(21)	126	12	—	117
Net cash used in investing activities	(5,452)	(84,175)	4,477	3,132	(82,018)

Financing activities
Principal payments on federal coal leases	—	(63,191)	—	—	(63,191)
Payment of debt issuance costs	—	(1,039)	—	—	(1,039)
Contributions received from parent	—	—	7,600	(7,600)	—
Distributions made to parent	—	—	(4,468)	4,468	—
Other	—	(790)	—	—	(790)
Net cash provided by (used in) financing activities	—	(65,020)	3,132	(3,132)	(65,020)
Net increase in cash and cash equivalents	31,917	496	1,529	—	33,942
Cash and cash equivalents at beginning of year	195,076	—	2,615	—	197,691
Cash and cash equivalents at the end of year	$226,993	$496	$4,144	$—	$231,633

	Year Ended December 31, 2012
	Parent Company (CPE Resources)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$36,458	$219,458	$(8,447)	$—	$247,469

Investing activities
Acquisition of Youngs Creek and CX Ranch coal and land assets	—	(300,377)	—	—	(300,377)
Purchases of property, plant and equipment	(8,175)	(45,185)	(190)	—	(53,550)
Cash paid for capitalized interest	—	(50,119)	—	—	(50,119)
Investments in marketable securities	(67,576)	—	—	—	(67,576)
Maturity and redemption of investments	62,463	—	—	—	62,463
Investment in development projects	—	(7,389)	—	—	(7,389)
Return of restricted cash	71,244	—	—	—	71,244
Partnership escrow deposit	—	—	(4,470)	—	(4,470)
Contributions made to subsidiary	(300,377)	(12,570)	—	312,947	—
Other	(47)	1,907	—	—	1,860
Net cash used in investing activities	(242,468)	(413,733)	(4,660)	312,947	(347,914)

Financing activities
Principal payments on federal coal leases	—	(102,198)	—	—	(102,198)
Contributions received from parent	—	300,377	12,570	(312,947)	—
Other	—	(3,906)	—	—	(3,906)
Net cash used in financing activities	—	194,273	12,570	(312,947)	(106,104)
Decrease in cash and cash equivalents	(206,010)	(2)	(537)	—	(206,549)
Cash and cash equivalents at beginning of year	401,087	2	3,151	—	404,240
Cash and cash equivalents at end of year	$195,076	$—	$2,615	$—	$197,691

	Year Ended December 31, 2011
	Parent Company (CPE Resources)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$55,508	$247,529	$(6,090)	$—	$296,947

Investing activities
Purchases of property, plant and equipment	(9,721)	(98,804)	(208)	—	(108,733)
Cash paid for capitalized interest	—	(33,989)	—	—	(33,989)
Investments in marketable securities	(75,228)	—	—	—	(75,228)
Initial payment on federal coal leases	—	(69,407)	—	—	(69,407)
Return of restricted cash	110,972	—	—	—	110,972
Distributions received from subsidiary	—	8,637	—	(8,637)	—
Other	—	713	—	—	713
Net cash used in investing activities	26,023	(192,850)	(208)	(8,637)	(175,672)

Financing activities
Principal payments on federal coal leases	—	(54,630)	—	—	(54,630)
Distributions made to parent	(162)	—	(8,637)	8,637	(162)
Other	(2,292)	(51)	—	—	(2,343)
Net cash used in financing activities	(2,454)	(54,681)	(8,637)	8,637	(57,135)
Net increase (decrease) in cash and cash equivalents	79,077	(2)	(14,935)	—	64,140
Cash and cash equivalents at beginning of period	322,010	4	18,086	—	340,100
Cash and cash equivalents at the end of year	$401,087	$2	$3,151	$—	$404,240